Stock-Based Compensation - Schedule of Classification of RSU's Expenses (Details) - RSUs [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Schedule of Classification of RSU's Expenses [Line Items]
Total stock-based compensation-RSUs	$ 2,464	$ 3,371	$ 7,725	$ 10,651
Location, Statement of Income, Balance [Axis]: us-gaap:CostOfRevenue
Schedule of Classification of RSU's Expenses [Line Items]
Total stock-based compensation-RSUs	186	230	557	689
Location, Statement of Income, Balance [Axis]: us-gaap:GeneralAndAdministrativeExpense
Schedule of Classification of RSU's Expenses [Line Items]
Total stock-based compensation-RSUs	423	612	1,528	1,932
Location, Statement of Income, Balance [Axis]: us-gaap:ResearchAndDevelopmentExpense
Schedule of Classification of RSU's Expenses [Line Items]
Total stock-based compensation-RSUs	1,264	1,729	3,796	5,255
Location, Statement of Income, Balance [Axis]: us-gaap:SellingAndMarketingExpense
Schedule of Classification of RSU's Expenses [Line Items]
Total stock-based compensation-RSUs	$ 591	$ 800	$ 1,844	$ 2,775